Restricted Cash (Tables)	9 Months Ended
Sep. 30, 2016
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash
As of September 30, 2016 and December 31, 2015, restricted cash consisted of the following (in thousands):

	September 30,	December 31,
	2016	2015
Current restricted cash
Liquefaction Project	$325,630	$189,260